Segments - Summary of Residential and Commercial Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Net sales to customers	$ 263,920	$ 223,711	$ 245,585	$ 166,043	$ 215,534	$ 221,307	$ 219,931	$ 137,431	$ 191,137	$ 184,406	$ 200,863	$ 105,399	$ 899,259	$ 794,203	$ 681,805
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments													213,513	179,566	164,414
Unallocated net expenses													(39,598)	(30,669)	(25,693)
Adjustments to Income (loss) before income tax provision (benefit)
Capital Expenditures													95,594	63,006	42,758
Depreciation and amortization													99,781	93,929	77,665
Stock-based compensation costs													(120,517)	(3,682)	(3,099)
Asset impairment and inventory revaluation costs															(12,747)
Business transformation costs													(594)	(16,560)	(5,822)
Acquisition costs													(1,596)	(4,110)	(7,361)
Initial public offering and Secondary offering costs													(8,616)	(9,076)	(789)
Other costs													(4,154)	6,845	(4,189)
Capital structure transaction costs													(37,587)		(367)
Interest expense													(71,179)	(83,205)	(68,742)
Goodwill	951,390				944,298				944,298				951,390	944,298	944,298
Total Assets	1,931,856				1,788,263				1,779,180				1,931,856	1,788,263	1,779,180
Income (loss) before income taxes													(130,511)	(24,151)	(16,367)
Reportable Subsegments [Member]
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments													253,111	210,235	190,107
Residential Segment [Member]
Segment Reporting Information [Line Items]
Net sales to customers													771,167	655,445	541,942
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments													238,060	188,742	168,438
Adjustments to Income (loss) before income tax provision (benefit)
Capital Expenditures													86,473	48,206	36,121
Depreciation and amortization													85,148	81,716	66,396
Goodwill	911,001				903,909				903,909				911,001	903,909	903,909
Total Assets	1,726,705				1,584,383				1,596,075				1,726,705	1,584,383	1,596,075
Commercial Segment [Member]
Segment Reporting Information [Line Items]
Net sales to customers													128,092	138,758	139,863
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments													15,051	21,493	21,669
Adjustments to Income (loss) before income tax provision (benefit)
Capital Expenditures													6,472	4,592	4,308
Depreciation and amortization													9,302	8,845	8,961
Goodwill	40,389				40,389				40,389				40,389	40,389	40,389
Total Assets	180,116				171,721				162,543				180,116	171,721	162,543
Corporate and Eliminations Segment [Member]
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments													(39,598)	(30,669)	(25,693)
Adjustments to Income (loss) before income tax provision (benefit)
Capital Expenditures													2,649	10,208	2,329
Depreciation and amortization													5,331	3,368	2,308
Total Assets	$ 25,035				$ 32,159				$ 20,562				$ 25,035	$ 32,159	$ 20,562